NOTE 5 - INTANGIBLE ASSETS (Detail) - Schedule of Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Cost [Member]
Purchased customer relationships(1)	$ 706	[1]
Accumulated Amortization [Member]
Purchased customer relationships(1)	65
Net Book Value [Member]
Purchased customer relationships(1)	$ 641

[1]	Acquired in the EBTEC and Smith Renaud acquisitions. Customer relationships are amortized on a straight-line basis over 10 years.